Investment in Affiliate (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment in Affiliate [Abstract]
Balance beginning of period	$ 19,987,743	$ 38,805,802
Equity in net income of affiliate	1,652,339	1,986,590	2,749,866
Equity in other comprehensive income / (loss) of affiliate	77,165	(107,083)	0
Dividends received	(1,787,500)	(3,712,500)
Dilution effect	(390,821)	(2,943,720)
Impairment in investment in affiliate	(8,229,551)	(14,041,346)
Balance end of period	$ 11,309,375	$ 19,987,743	$ 38,805,802